Net income per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income per ordinary share
Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	7,732,132	7,732,132	7,732,132